Goodwill And Other Intangible Asset (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended
	Oct. 01, 2013	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2015	Dec. 31, 2014
Goodwill				$ 452.8	$ 317.0	$ 317.0
Goodwill, Impairment Loss	306.3	135.8
Parent Company [Member]
Goodwill, Impairment Loss			1,817.2
DP&L [Member]
Goodwill			623.3	317.0		317.0
Goodwill, Impairment Loss				$ (306.3)